Facility Exit Costs - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Restructuring Cost and Reserve [Line Items]
Facility Exit Costs
Facility Exit Costs:
Periodically the Company initiates activities to consolidate and exit certain underutilized leased facilities as well as sublease excess space. The Company exited underutilized office space in several of its leased facilities and recognized total facility exit charges of $1.4 million during the three months ended September 30, 2014. During the three months ended September 30, 2015, the Company recognized facility exit charges of $0.2 million, offset by a reduction in the facility exit charge of $0.9 million due to additional space needed for a previously darkened facility as a result of newly awarded contract. Future lease payments will continue to be made through the end of the lease terms, with the latest expiring in fiscal 2026.
In determining the fair value of the facility exit charges, the Company made estimates related to potential sublease income and future exit costs. If the actual amounts differ from the Company’s estimates, the amount of the facility exit charges could be impacted.
The following is a summary of the accrued facility exit charge (in thousands). The current portion is included in accounts payable and accrued expenses and the long-term portion is included in other long-term liabilities in the condensed consolidated balance sheets.

Balance as of June 30, 2015	$10,786
Facility exit costs accrued, net	(627)
Cash payments	(1,616)
Other	(50)
Balance as of September 30, 2015	8,493
Current portion of facility exit charge liability	(5,145)
Long-term facility exit charge liability	$3,348

Facility Exit Costs:
Periodically the Company initiates activities to consolidate and exit certain underutilized leased facilities as well as sublease excess space. The Company exited underutilized office space in several of its leased facilities and recognized a total facility exit charge of $3.8 million, $12.8 million and $5.5 million during fiscal 2013, 2014 and 2015 respectively, which was included in selling, general and administrative expenses on the consolidated statement of operations. Future lease payments will continue to be made through the end of the lease terms, with the latest expiring in fiscal 2026.
In determining the fair value of the facility exit charge, the Company made estimates related to potential sublease income and future exit costs. If the actual amounts differ from the Company’s estimates, the amount of the facility exit charge could be impacted.
The following is a summary of the accrued facility exit charge (in thousands). The current portion is included in accounts payable and accrued expenses and the long-term portion is included in other long-term liabilities in the consolidated balance sheets.

Balance as of June 30, 2013	$3,538
Facility exit costs accrued	12,810
Cash payments	(2,202)
Non-cash settlement	(780)

Balance as of June 30, 2014	13,366
Facility exit costs accrued	5,545
Cash payments	(7,689)
Non-cash settlement	(436)

Balance as of June 30, 2015	10,786
Less: Current portion of facility exit charge liability	(6,667)

Long-term facility exit charge liability	$4,119